Debt (Schedule of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total debt	$ 513,075	$ 420,705
Less: current maturities	(998)	(20,504)
Long-term debt	512,077	400,201
Senior unsecured notes due October 2021 [Member]
Debt Instrument [Line Items]
Total debt	403,208	0
Senior secured revolving credit facility [Member]
Debt Instrument [Line Items]
Total debt	108,000	122,480
Term loan [Member]
Debt Instrument [Line Items]
Total debt	0	296,250
Other debt [Member]
Debt Instrument [Line Items]
Total debt	$ 1,867	$ 1,975